Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Cash dividends declared	$ 1.60	$ 1.48	$ 1.40
Exercise of stock options	20,000	126,168	18,899
Purchase of treasury shares	650,799	0	237,535